Net Income Per Share	12 Months Ended
Dec. 31, 2010
Net Income Per Share [Abstract]
NET INCOME PER SHARE
18.	NET INCOME PER SHARE
The calculation of the net income per share is as follows:

	For the years ended December 31,
	2008		2009		2010
Net income attributable to holders of ordinary share	16,173		21,508		29,863

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	37,276,306	(i)	38,389,495	(i)	40,298,060	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	40,695,982	(ii)	41,576,217	(ii)	43,406,080	(ii)

Net income per ordinary share-basic	0.43		0.56		0.74

Net income per ordinary share-diluted	0.40		0.52		0.69

(i)	In 2008 and 2010, the Company issued 2,000,000, 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 219,196, 1,211,897 and 1,824,660 shares were transferred to the relevant employees in 2008, 2009 and 2010, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2008, 2009 and 2010.

The ordinary shares issuable in connection with business acquisitions were also include in computation of basic net income per share.

(ii)	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2008, 2009 and 2010 as their effects would have been anti-dilutive. For the years of 2008, 2009 and 2010, such outstanding securities consisted of stock options of a weighted average number of 562,717, 661,234 and 91,684, respectively.

A weighted average number of 319,584, 36,493 and 146,344 contingently issuable ordinary shares and nonvested shares in connection with business acquisitions were included in the computation of diluted net income per share in the years of 2008, 2009 and 2010, respectively.

The calculation of the weighted average number of ordinary shares in 2008, 2009 and 2010 for the purpose of diluted net income per share has included the effect of stock options and nonvested shares of a weighted average number of 4,909,091, 4,406,820 and 3,677,197 which gives rise to an incremental weighted average number of 3,100,092, 3,150,229 and 2,961,677 ordinary shares from the assumed conversion of these stock options and nonvested shares using the treasury stock method, respectively.